OTHER RECEIVABLES AND OTHER PAYABLES - Other payables (Details) £ in Millions, R in Millions	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Mar. 04, 2019 GBP (£)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Other Payables [Abstract]
Contingent consideration recognised as of acquisition date	R 88.2	R 55.8
Right of recovery payable	39.5	79.4		R 83.2
Dissenting shareholder liability				287.1	R 1,349.7
Other	366.7	212.2		256.3
Other payables	5,156.6	3,448.9		2,832.5
Reconciliation of the non-current and current portion of the other payables
Other payables	5,156.6	3,448.9		2,832.5
Current portion of other payables	(2,245.9)	(761.4)		(303.3)
Non-current portion of other payables	2,910.7	2,687.5		2,529.2
Rustenburg Operations Acquisition
Other Payables [Abstract]
Deferred payment	4,354.4	2,825.6		2,205.9	R 2,194.7
Pandora Acquisition By Lonmin [Member]
Other Payables [Abstract]
Deferred payment	R 307.8	R 275.9		R 0.0
SFA Oxford Limited [Member]
Other Payables [Abstract]
Contingent consideration recognised as of acquisition date | £			£ 6